Annual Fund Operating Expenses	Jan. 31, 2026
Distillate U.S. Fundamental Stability & Value ETF | Distillate U.S. Fundamental Stability & Value ETF class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Distillate International Fundamental Stability & Value ETF | Distillate International Fundamental Stability & Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%